Optionally Convertible Promissory Notes - Summary of Ordinary Shares To Be Issued To The Holders of Optionally Convertible Promissory Notes (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Beginning balance	¥ 7,405,103
Interest paid	(1,213,186)	¥ (867,715)	¥ (1,151,421)
Ending balance	8,142,908	7,405,103
Optionally convertible promissory notes [member] | Liability [Member]
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Beginning balance	7,405,103	7,530,542
Interest accrued at effective interest rate	521,747	495,079
Interest paid	(493,134)	(446,953)
Exchange differences	709,192	(173,565)
Ending balance	8,142,908	7,405,103	7,530,542
Optionally convertible promissory notes [member] | Equity [member]
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Beginning balance	1,489,748	1,489,748
Ending balance	¥ 1,489,748	¥ 1,489,748	¥ 1,489,748